October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)	10,845	$7,941,034
Carpenter Technology Corp.	49,131	15,520,483
General Electric Co.	154,057	47,595,910
Lockheed Martin Corp.	27,765	13,657,048
Northrop Grumman Corp.	7,490	4,370,041
RTX Corp.	14,652	2,615,382
		91,699,898
Automobile Components — 0.0%
Modine Manufacturing Co.(a)(b)	92	14,095
Automobiles — 1.1%
Tesla Inc.(a)	163,453	74,626,102
Banks — 1.8%
Bank of America Corp.	2,652	141,749
Commerce Bancshares Inc.	43,700	2,299,931
East West Bancorp. Inc.	13,509	1,372,515
JPMorgan Chase & Co.	325,516	101,274,538
M&T Bank Corp.	46	8,458
NU Holdings Ltd./Cayman Islands, Class A(a)	250,967	4,043,078
PNC Financial Services Group Inc. (The)	102	18,620
U.S. Bancorp	272	12,697
UMB Financial Corp.	17,327	1,851,910
Webster Financial Corp.	62,493	3,564,601
Wells Fargo & Co.	1,258	109,408
Western Alliance Bancorp.	46	3,558
		114,701,063
Beverages — 0.5%
Coca-Cola Co. (The)	69,179	4,766,433
Coca-Cola Consolidated Inc.	235,217	30,667,593
		35,434,026
Biotechnology — 0.7%
AbbVie Inc.	442	96,374
Amgen Inc.	10,349	3,088,452
Gilead Sciences Inc.	202,868	24,301,558
Halozyme Therapeutics Inc.(a)	237,374	15,474,411
Neurocrine Biosciences Inc.(a)	46	6,587
United Therapeutics Corp.(a)	23	10,245
		42,977,627
Broadline Retail — 6.0%
Amazon.com Inc.(a)	1,455,251	355,401,399
Dillard's Inc., Class A	25,222	15,135,218
Etsy Inc.(a)	510	31,620
Macy's Inc.	1,037,955	20,229,743
MercadoLibre Inc.(a)	679	1,580,209
		392,378,189
Building Products — 0.4%
Armstrong World Industries Inc.	15,463	2,944,619
Johnson Controls International PLC	230	26,310
Lennox International Inc.	136	68,680
Trane Technologies PLC	53,415	23,964,640
		27,004,249
Capital Markets — 0.9%
Affiliated Managers Group Inc.	35,130	8,359,535
Blackstone Inc., NVS	11,432	1,676,388
Charles Schwab Corp. (The)	302,175	28,561,581
CME Group Inc.	34	9,027
Intercontinental Exchange Inc.	18,598	2,720,701
Moody's Corp.	23	11,047
Security	Shares	Value
Capital Markets (continued)
S&P Global Inc.	18,998	$9,256,016
SEI Investments Co.	91,146	7,347,279
		57,941,574
Chemicals — 0.2%
Ecolab Inc.	68	17,435
Linde PLC	26,927	11,263,564
Solstice Advanced Materials Inc.(a)(b)	48,540	2,187,698
		13,468,697
Commercial Services & Supplies — 1.5%
Cintas Corp.	11,928	2,186,045
Clean Harbors Inc.(a)	65,312	13,748,829
Copart Inc.(a)	212,664	9,146,679
Republic Services Inc., Class A	164,605	34,277,345
Veralto Corp.	70,146	6,922,007
Waste Connections Inc.	176,430	29,583,783
Waste Management Inc.	27,894	5,572,384
		101,437,072
Communications Equipment — 2.4%
Arista Networks Inc.(a)	53,159	8,382,643
Ciena Corp.(a)	10,030	1,904,898
Cisco Systems Inc.	1,308,420	95,658,586
F5 Inc.(a)	125,766	31,825,086
Motorola Solutions Inc.	44,629	18,151,060
		155,922,273
Construction & Engineering — 2.3%
API Group Corp.(a)	227,063	8,360,460
Comfort Systems USA Inc.	22,939	22,149,440
Dycom Industries Inc.(a)	68,548	19,727,429
EMCOR Group Inc.	103,776	70,129,745
MasTec Inc.(a)	152,332	31,100,101
		151,467,175
Consumer Finance — 0.7%
American Express Co.	91,568	33,031,325
Capital One Financial Corp.	38,548	8,480,174
Synchrony Financial	30,197	2,246,053
		43,757,552
Consumer Staples Distribution & Retail — 3.1%
Albertsons Companies Inc., Class A	145,593	2,575,540
Costco Wholesale Corp.	155,197	141,454,306
Dollar General Corp.	152,382	15,034,008
Dollar Tree Inc.(a)	115,470	11,445,387
Performance Food Group Co.(a)	31,147	3,013,161
Sprouts Farmers Market Inc.(a)	17,746	1,401,224
Target Corp.	76,439	7,087,424
U.S. Foods Holding Corp.(a)	25,445	1,847,816
Walmart Inc.	205,196	20,761,731
		204,620,597
Containers & Packaging — 0.1%
AptarGroup Inc.	51,085	5,926,371
Diversified Consumer Services — 0.1%
H&R Block Inc.	92,924	4,622,040
Stride Inc.(a)(b)	37,440	2,547,417
		7,169,457
Diversified Telecommunication Services — 0.0%
Verizon Communications Inc.	340	13,512
Electrical Equipment — 0.1%
Eaton Corp. PLC	14,586	5,565,434
Emerson Electric Co.	23	3,210

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
NEXTracker Inc., Class A(a)	20,667	$2,091,914
		7,660,558
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	881,491	122,826,956
Arrow Electronics Inc.(a)	45,345	5,058,235
Badger Meter Inc.	102,337	18,466,712
Crane NXT Co.	69	4,364
Flex Ltd.(a)	51,606	3,226,407
Itron Inc.(a)	120,164	12,056,054
Jabil Inc.	79,190	17,492,279
TD SYNNEX Corp.	161,319	25,244,810
Teledyne Technologies Inc.(a)	2,362	1,244,349
Vontier Corp.	33,245	1,279,933
		206,900,099
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	680	32,919
TechnipFMC PLC	283,627	11,727,977
Tidewater Inc.(a)	58,004	2,934,422
		14,695,318
Entertainment — 1.9%
Electronic Arts Inc.	51,688	10,340,701
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	16,376	1,635,144
Live Nation Entertainment Inc.(a)	164,138	24,543,555
Netflix Inc.(a)	64,671	72,357,795
Spotify Technology SA(a)	23	15,073
Walt Disney Co. (The)	111,065	12,508,140
		121,400,408
Financial Services — 3.7%
Berkshire Hathaway Inc., Class B(a)	209,852	100,212,724
Block Inc.(a)	28	2,126
Corpay Inc.(a)	23	5,988
Essent Group Ltd.	69	4,179
Fiserv Inc.(a)	199,142	13,280,780
Global Payments Inc.	136	10,576
Jack Henry & Associates Inc.	47,834	7,124,396
Mastercard Inc., Class A	75,588	41,723,820
PayPal Holdings Inc.(a)	43,338	3,002,023
Shift4 Payments Inc., Class A(a)(b)	23,270	1,607,957
Visa Inc., Class A	211,958	72,222,569
		239,197,138
Food Products — 0.5%
Pilgrim's Pride Corp.	784,053	29,872,419
Ground Transportation — 0.0%
Uber Technologies Inc.(a)	374	36,091
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	136	16,812
Boston Scientific Corp.(a)	861,885	86,809,057
Edwards Lifesciences Corp.(a)	140,353	11,572,105
Globus Medical Inc., Class A(a)	575	34,724
Intuitive Surgical Inc.(a)	72,972	38,987,480
Merit Medical Systems Inc.(a)	19,298	1,689,347
Penumbra Inc.(a)	48,020	10,918,307
Stryker Corp.	127,994	45,596,583
Zimmer Biomet Holdings Inc.	14	1,408
		195,625,823
Health Care Providers & Services — 2.1%
Cardinal Health Inc.	123,951	23,646,132
Cencora Inc.	78,246	26,432,281
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group (The)	34	$8,310
Elevance Health Inc.	34	10,785
Encompass Health Corp.	36,859	4,196,397
HCA Healthcare Inc.	26,969	12,397,110
HealthEquity Inc.(a)	270,765	25,608,954
McKesson Corp.	41,633	33,778,518
Molina Healthcare Inc.(a)	12,074	1,848,047
Tenet Healthcare Corp.(a)	51,973	10,731,905
UnitedHealth Group Inc.	34	11,613
Universal Health Services Inc., Class B	23	4,991
		138,675,043
Hotels, Restaurants & Leisure — 1.0%
Airbnb Inc., Class A(a)	46	5,821
Booking Holdings Inc.	1,586	8,053,296
Boyd Gaming Corp.	24,059	1,873,474
Expedia Group Inc.	16,400	3,608,000
Hilton Worldwide Holdings Inc.	207	53,191
Life Time Group Holdings Inc.(a)	152,026	3,759,603
Light & Wonder Inc.(a)	229,520	16,686,104
Marriott International Inc./MD, Class A	138	35,960
Royal Caribbean Cruises Ltd.	13,151	3,772,101
Viking Holdings Ltd.(a)	505,172	30,739,716
		68,587,266
Household Durables — 0.0%
Champion Homes Inc.(a)	510	34,797
Garmin Ltd.	161	34,445
Taylor Morrison Home Corp., Class A(a)	782	46,349
		115,591
Industrial Conglomerates — 0.6%
Honeywell International Inc.	194,278	39,113,990
Insurance — 1.8%
Allstate Corp. (The)	39,264	7,519,841
American International Group Inc.	69	5,448
Aon PLC, Class A	102	34,750
Arch Capital Group Ltd.	29,304	2,529,228
Arthur J Gallagher & Co.	68	16,965
Axis Capital Holdings Ltd.	112,470	10,533,940
Chubb Ltd.	71,188	19,714,805
Globe Life Inc.	65,678	8,637,314
Hartford Insurance Group Inc. (The)	35,245	4,376,724
Loews Corp.	22,270	2,217,201
Marsh & McLennan Companies Inc.	91,793	16,352,923
MetLife Inc.	231,985	18,517,043
Primerica Inc.	17,918	4,656,351
Progressive Corp. (The)	63,346	13,049,276
RLI Corp.	187,917	11,079,586
Travelers Companies Inc. (The)	589	158,217
		119,399,612
Interactive Media & Services — 9.4%
Alphabet Inc., Class A	804,663	226,263,189
Alphabet Inc., Class C, NVS	581,898	163,990,494
Meta Platforms Inc., Class A	335,435	217,479,282
Pinterest Inc., Class A(a)	276,426	9,149,701
		616,882,666
IT Services — 0.8%
Accenture PLC, Class A	442	110,544
Amdocs Ltd.	128,005	10,785,701
Cognizant Technology Solutions Corp., Class A	160,258	11,679,603
DXC Technology Co.(a)(b)	93,511	1,327,856
Gartner Inc.(a)	68	16,887

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy Inc., Class A(a)	170,395	$22,684,686
International Business Machines Corp.	136	41,808
Okta Inc.(a)	92	8,421
Twilio Inc., Class A(a)	68	9,172
VeriSign Inc.	15,863	3,803,948
		50,468,626
Leisure Products — 0.0%
Mattel Inc.(a)	88,000	1,617,440
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International Inc.(a)	102	18,367
Machinery — 2.3%
Allison Transmission Holdings Inc.	116,665	9,630,696
Cummins Inc.	23	10,067
Donaldson Co. Inc.	180,081	15,171,824
Federal Signal Corp.	22,708	2,680,225
Graco Inc.	396,011	32,381,819
ITT Inc.	167,151	30,934,636
Lincoln Electric Holdings Inc.	45,969	10,777,432
Mueller Industries Inc.	302,336	32,008,312
Otis Worldwide Corp.	170	15,769
Pentair PLC	253	26,907
SPX Technologies Inc.(a)	13,761	3,080,950
Westinghouse Air Brake Technologies Corp.	64,290	13,143,448
Xylem Inc./New York	184	27,756
		149,889,841
Media — 0.1%
Charter Communications Inc., Class A(a)	8,976	2,098,948
Comcast Corp., Class A	1,394	38,802
Fox Corp., Class A, NVS	90,658	5,861,040
		7,998,790
Metals & Mining — 1.1%
Anglogold Ashanti PLC	26,653	1,812,404
Freeport-McMoRan Inc.	404,660	16,874,322
Newmont Corp.	653,089	52,880,617
Royal Gold Inc.	11,189	1,955,725
		73,523,068
Multi-Utilities — 0.0%
CMS Energy Corp.	21	1,545
Oil, Gas & Consumable Fuels — 0.2%
Chevron Corp.	544	85,800
ConocoPhillips	510	45,319
DT Midstream Inc.(a)	33,280	3,643,827
EOG Resources Inc.	476	50,380
Expand Energy Corp.	17	1,756
Exxon Mobil Corp.	170	19,441
Hess Midstream LP, Class A	374	12,697
Ovintiv Inc.	306	11,478
SM Energy Co.	291,649	6,092,548
Targa Resources Corp.	782	120,459
		10,083,705
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	68	5,923
Passenger Airlines — 0.0%
Southwest Airlines Co.	49	1,485
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.	270,924	12,481,469
Corcept Therapeutics Inc.(a)(b)	136	9,992
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	39,084	$33,724,020
Johnson & Johnson	952	179,804
Merck & Co. Inc.	204	17,540
Pfizer Inc.	646	15,924
Royalty Pharma PLC, Class A	510	19,145
		46,447,894
Professional Services — 1.8%
Automatic Data Processing Inc.	84,451	21,982,595
CACI International Inc., Class A(a)	3,917	2,202,333
Concentrix Corp.	38,282	1,543,147
Dayforce Inc.(a)	142,006	9,761,492
ExlService Holdings Inc.(a)	211,541	8,271,253
Genpact Ltd.	91,451	3,488,856
Jacobs Solutions Inc., NVS	90,502	14,101,117
Paychex Inc.	18,995	2,222,985
Paycom Software Inc.	5,885	1,101,025
SS&C Technologies Holdings Inc.	630,293	53,524,482
Verisk Analytics Inc., Class A	102	22,313
		118,221,598
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices Inc.(a)	204	52,248
Analog Devices Inc.	92	21,540
Applied Materials Inc.	136,525	31,823,978
Broadcom Inc.	546,541	202,017,950
Cirrus Logic Inc.(a)	103,991	13,794,406
Credo Technology Group Holding Ltd.(a)	38,868	7,292,414
Enphase Energy Inc.(a)	73,386	2,239,007
First Solar Inc.(a)	30,458	8,130,459
KLA Corp.	14,960	18,082,750
Lam Research Corp.	39,145	6,163,772
Micron Technology Inc.	238	53,257
Nvidia Corp.	3,657,113	740,528,811
Qualcomm Inc.	207,978	37,623,220
Rambus Inc.(a)	16,684	1,715,783
Texas Instruments Inc.	510	82,345
		1,069,621,940
Software — 13.8%
ACI Worldwide Inc.(a)	69,477	3,309,189
Adobe Inc.(a)	68,092	23,172,388
Appfolio Inc., Class A(a)	29,096	7,402,895
Autodesk Inc.(a)	45,354	13,666,974
BILL Holdings Inc.(a)	115	5,711
Box Inc., Class A(a)	962,662	30,891,824
Cadence Design Systems Inc.(a)	204	69,093
Check Point Software Technologies Ltd.(a)	583,150	114,110,792
CommVault Systems Inc.(a)	224,001	31,185,419
Crowdstrike Holdings Inc., Class A(a)	4,758	2,583,642
Dropbox Inc., Class A(a)	169,973	4,929,217
Fortinet Inc.(a)	42,056	3,634,900
Guidewire Software Inc.(a)	44,448	10,384,831
InterDigital Inc.(b)	38,517	13,941,613
Intuit Inc.	47,693	31,837,462
Manhattan Associates Inc.(a)	23	4,188
Microsoft Corp.	910,157	471,288,396
Oracle Corp.	680	178,575
Palantir Technologies Inc., Class A(a)	189,432	37,975,433
Palo Alto Networks Inc.(a)	73,536	16,195,569
PTC Inc.(a)	90,670	18,001,622
Q2 Holdings Inc.(a)	184	11,364
Qualys Inc.(a)	13,704	1,689,155
RingCentral Inc., Class A(a)	145,258	4,375,171

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Salesforce Inc.	42,143	$10,974,459
ServiceNow Inc.(a)	30,885	28,391,963
Synopsys Inc.(a)	136	61,720
Tenable Holdings Inc.(a)	142,651	4,139,732
Teradata Corp.(a)	141,411	2,948,419
Varonis Systems Inc., Class B(a)	99,897	3,519,371
Workday Inc., Class A(a)(b)	21,820	5,235,054
Zoom Video Communications Inc., Class A(a)	238	20,761
Zscaler Inc.(a)	29,458	9,754,722
		905,891,624
Specialty Retail — 2.0%
Gap Inc. (The)	35	800
Home Depot Inc. (The)	38,755	14,711,010
Lowe's Companies Inc.	102	24,289
O'Reilly Automotive Inc.(a)	170	16,055
Penske Automotive Group Inc.	23	3,682
Ross Stores Inc.	118,532	18,837,105
TJX Companies Inc. (The)	698,275	97,856,259
Urban Outfitters Inc.(a)	33,630	2,172,834
		133,622,034
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	1,637,412	442,707,082
Dell Technologies Inc., Class C	117,948	19,108,756
HP Inc.	102	2,822
NetApp Inc.	119,437	14,067,290
Pure Storage Inc., Class A(a)	84,363	8,326,628
		484,212,578
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(a)	21	1,711
Tobacco — 0.0%
Philip Morris International Inc.	10,680	1,541,444
Security	Shares	Value
Trading Companies & Distributors — 0.1%
Core & Main Inc., Class A(a)	391	$20,402
WW Grainger Inc.	9,619	9,417,001
		9,437,403
Total Long-Term Investments — 97.3% (Cost: $5,736,684,828)		6,381,328,567
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	6,308,804	6,311,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	179,080,000	179,080,000
Total Short-Term Securities — 2.8% (Cost: $185,391,958)		185,391,958
Total Investments — 100.1% (Cost: $5,922,076,786)		6,566,720,525
Liabilities in Excess of Other Assets — (0.1)%		(7,597,879)
Net Assets — 100.0%		$6,559,122,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,734,173	$—	$(4,422,055)(a)	$(160)	$—	$6,311,958	6,308,804	$13,334 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,450,000	88,630,000 (a)	—	—	—	179,080,000	179,080,000	1,299,426	—
				$(160)	$—	$185,391,958		$1,312,760	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Thematic Rotation Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	12/19/25	$69	$2,278
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,381,328,567	$—	$—	$6,381,328,567
Short-Term Securities
Money Market Funds	185,391,958	—	—	185,391,958
	$6,566,720,525	$—	$—	$6,566,720,525
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,278	$—	$—	$2,278

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares